Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Growth and Income Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.83%♣
Communication Services — 12.80%
Alphabet Class A	91,935	$ 26,436,829
AT&T	1,220,645	35,386,498
Comcast Class A	842,623	24,191,706
Meta Platforms Class A	6,510	3,724,566
Verizon Communications	531,057	26,659,061
		116,398,660
Consumer Discretionary — 7.98%
Booking Holdings	4,638	19,527,464
BorgWarner	134,585	7,302,582
Dillard's Class A	15,098	8,637,717
Macy's	583,149	10,549,166
TJX	166,166	26,536,710
		72,553,639
Consumer Staples — 5.82%
Altria Group	277,087	18,284,971
Philip Morris International	194,441	32,148,875
Smithfield Foods	89,993	2,517,104
		52,950,950
Energy — 8.88%
Expand Energy	51,830	5,689,897
Exxon Mobil	330,236	56,027,840
HF Sinclair	231,291	14,430,246
Marathon Petroleum	18,824	4,596,444
		80,744,427
Financials — 22.69%
American International Group	127,593	9,601,373
Bank of New York Mellon	18,262	2,166,421
Citigroup	320,677	36,367,979
Evercore Class A	23,023	6,872,596
Invesco	1,085,690	26,371,410
MetLife	37,667	2,663,810
Old Republic International	284,465	11,350,154
OneMain Holdings	276,888	14,810,739
PNC Financial Services Group	55,022	11,449,528
Popular	216,791	29,086,848
Synchrony Financial	47,902	3,258,294
Truist Financial	406,895	18,704,963
Wells Fargo & Co.	308,073	24,525,692
Western Union	1,038,393	9,065,171
		206,294,978
Healthcare — 18.20%
Bristol-Myers Squibb	566,116	34,334,935
Cardinal Health	8,331	1,760,424
CVS Health	394,193	28,310,941
Gilead Sciences	252,152	35,142,424
McKesson	33,332	28,844,179
Merck & Co.	189,903	22,843,432
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Pfizer	508,907	$ 14,290,109
		165,526,444
Industrials — 9.51%
3M	36,701	5,330,086
Comfort Systems USA	10,709	14,767,604
Delta Air Lines	55,730	3,704,930
General Dynamics	27,879	9,568,630
Lockheed Martin	27,650	16,711,383
ManpowerGroup	271,552	7,999,922
Trane Technologies	15,724	6,552,820
United Airlines Holdings †	37,450	3,448,022
United Parcel Service Class B	186,644	18,362,037
		86,445,434
Information Technology — 10.72%
Accenture Class A	37,067	7,350,016
Cisco Systems	501,646	38,922,713
Lam Research	76,818	16,412,934
Micron Technology	91,688	30,975,874
Salesforce	20,557	3,837,375
		97,498,912
Materials — 3.23%
Newmont	271,000	29,335,750
		29,335,750
Total Common Stocks (cost $680,138,571)		907,749,194

Short-Term Investments — 0.19%
Money Market Mutual Funds — 0.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	429,040	429,040
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	429,041	429,041
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	429,041	429,041
NQ-FL2 [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	429,041	$ 429,041
Total Short-Term Investments (cost $1,716,163)		1,716,163

Total Value of Securities—100.02% (cost $681,854,734)		909,465,357
Liabilities Net of Receivables and Other Assets—(0.02%)		(151,568)
Net Assets Applicable to 22,649,596 Shares Outstanding—100.00%		$909,313,789

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ-FL2 [0326] 0526 (5459500)